Summary of Significant Accounting Policies - Summarized of Financial Information Group's Consolidated Financial Statements (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalent, net of allowance for doubtful accounts	¥ 249,258		¥ 277,168		$ 35,107
Restricted cash	42,307		98,917		5,959
Short-term investments	8,879		0		1,251
Contract assets, net of allowance for doubtful accounts	41,481		49,888		5,842
Account receivable, net of allowance for doubtful accounts	178,294		250,667		25,112
Insurance premium receivables, net of allowance for doubtful accounts	927		1,792		131
Amount due from related parties	383		489		54
Deferred costs	6,147		0		866
Prepaid expense and other receivables, net of allowance for doubtful accounts	78,784		71,818		11,096
Total current assets	606,460		750,739		85,418
Non-current assets
Restricted cash	29,687		0		4,181
Contract assets, net of allowance for doubtful accounts	12,495		6,634		1,760
Property, Plant and Equipment, net	54,107		38,518		7,621
Intangible assets, net	50,743		53,498		7,147
Long-term investments	76,688		77,305	¥ 73,001	10,801	¥ 46,084
Operating lease right-of-use assets	115,946		162,180		16,331
Goodwill	461		461		65
Other Assets	419		279		59
Total non-current assets	340,546		338,875		47,965
Total assets	947,006		1,089,614		133,383
Current liabilities
Short-term borrowings	30,000		150,000		4,225
Accounts payable	211,905		262,266		29,846
Insurance premium payables	37,514		27,567		5,284
Contract liabilities	2,728		4,034		384
Other payables and accrued expenses	34,850		58,251		4,909
Payroll and welfare payable	56,207		43,938		7,917
Income taxes payable	2,440		2,440		344
Operating lease liabilities	16,949		10,075		2,387
Amount due to related parties	2,451		495		345
Total current liabilities	395,044		559,066		55,641
Non-current liabilities
Deferred tax liabilities	12,048		12,491		1,697
Operating lease liabilities	129,299		176,032		18,211
Total non-current liabilities	141,547		188,523		19,936
Total liabilities	536,591		747,589		75,577
Shareholders' equity
Additional paid-in capital	905,958		904,935		127,602
Accumulated deficit	(458,237)		(531,127)		(64,541)
Total shareholders' equity attributable to Huize Holding Limited shareholders	405,153		340,879		57,066
Non-controlling interests	5,262		1,146		740
Total shareholders' equity	410,415		342,025	360,913	57,806	¥ 468,683
Total liabilities and shareholders' equity	947,006		1,089,614		$ 133,383
Operating revenue
Brokerage income	1,144,533	$ 161,204	1,108,652	2,232,253
Other income	51,019	7,186	49,256	12,763
Total operating revenue	1,195,552	168,390	1,157,908	2,245,016
Operating costs and expenses
Cost of revenue	(729,068)	(102,686)	(706,009)	(1,688,087)
Other cost	(19,938)	(2,808)	(28,282)	(2,670)
Total operating costs	(749,006)	(105,494)	(734,291)	(1,690,757)
Selling expenses	(204,261)	(28,770)	(231,664)	(350,573)
General and administrative expenses	(119,404)	(16,818)	(154,715)	(197,619)
Research and development expenses	(71,842)	(10,119)	(80,911)	(120,478)
Total operating costs and expenses	(1,144,513)	(161,201)	(1,201,581)	(2,359,427)
Operating income/(loss)	51,039	7,189	(43,673)	(114,411)
Other income/(expenses)
Interest income/(expenses)	2,789	393	(5,062)	(3,206)
Investment income/(loss)	(1,656)	(233)	(2,216)	(5,328)
Others, net	18,401	2,592	19,490	12,627
Profit before income tax, and share of (loss)/income of equity method investee	70,137	9,880	(31,540)	(110,377)
Share of (loss)/income of equity method investee	417	59	(2,200)	2,660
Net profit/(loss)	70,554	9,939	(33,740)	(107,717)
Net profit/(loss) attributable to non-controlling interests	366	52	(2,553)	(51)
Net profit/(loss) attributable to Huize Holding Limited	70,188	9,887	(31,187)	(107,666)
Net profit/(loss)	70,554	9,939	(33,740)	(107,717)
Foreign currency translation adjustment, net of tax	3,635	512	9,600	(5,323)
Comprehensive income/(loss)	74,189	10,451	(24,140)	(113,040)
Comprehensive income/(loss) attributable to non-controlling interests	366	52	(2,553)	(51)
Comprehensive income/(loss) attributable to Huize Holding Limited	73,823	10,399	(21,587)	(112,989)
Statement of Cash Flows [Abstract]
Net cash provided by/(used in) operating activities	137,351	19,345	(85,067)	(175,917)
Cash flows from investing activities:
Purchase of long-term investment	0	0	(10,000)	(33,614)
Purchase of short-term investment	(9,968)	(1,404)	0	0
Purchase of property, equipment and intangible assets	(30,524)	(4,299)	(16,823)	(38,061)
Proceeds from disposal of property, equipment and intangible assets	955	135	1,048	980
Acquisition of subsidiary, net of cash paid	(2,441)	(344)	(25,964)	(14,292)
Proceeds from disposal of investments	874	123	700	3,820
Cash received for disposal of subsidiary	1,645	232	3,640	0
Interests received	1,075	151	876	0
Others	361	51	237	241
Net cash provided by/(used in) investing activities	(61,023)	(8,594)	(56,286)	(80,926)
Cash flows from financing activities:
Proceeds from borrowings	37,000	5,211	270,200	184,000
Repayments of borrowings	(161,473)	(22,743)	(367,524)	(40,503)
Proceeds from exercise of share option	560	79	0	497
Net cash provided by/(used in) financing activities	(133,555)	(18,811)	(101,133)	141,891
Effect of exchange rate changes on cash and cash equivalents	2,914	410	9,587	(5,012)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(54,313)	(7,650)	(232,899)	(119,964)
Total cash and cash equivalents and restricted cash at beginning of year	376,085	52,970	608,984	728,948
Total cash and cash equivalents and restricted cash at end of year	321,772	45,320	376,085	608,984
Related Party [Member]
Current assets
Amount due from related parties	734		397
Operating revenue
Total operating revenue	728		970
Huiye Tianze and Its Subsidiaries [Member]
Other income/(expenses)
Share of (loss)/income of equity method investee	417		(2,200)	2,660
Subsidiaries [Member]
Cash flows from financing activities:
Cash received by subsidiaries from minority shareholders	3,750	$ 528	2,850	900
Huiye Tianze and Its Subsidiaries [Member]
Current assets
Cash and cash equivalent, net of allowance for doubtful accounts	159,140		205,781
Restricted cash	42,307		55,458
Short-term investments	8,879		0
Contract assets, net of allowance for doubtful accounts	41,481		49,888
Account receivable, net of allowance for doubtful accounts	175,152		250,238
Insurance premium receivables, net of allowance for doubtful accounts	927		1,792
Deferred costs	6,147		0
Prepaid expense and other receivables, net of allowance for doubtful accounts	102,729		96,987
Total current assets	537,039		660,484
Non-current assets
Restricted cash	29,687		0
Contract assets, net of allowance for doubtful accounts	12,495		6,634
Property, Plant and Equipment, net	53,821		38,133
Intangible assets, net	45,447		50,851
Deferred tax assets	0		0
Long-term investments	66,667		66,250
Operating lease right-of-use assets	115,412		162,180
Goodwill	461		461
Other Assets	0		279
Total non-current assets	323,990		324,788
Total assets	861,029		985,272
Current liabilities
Short-term borrowings	30,000		150,000
Accounts payable	204,587		261,993
Insurance premium payables	37,514		27,567
Contract liabilities	945		702
Other payables and accrued expenses	171,706		195,136
Payroll and welfare payable	50,624		39,674
Income taxes payable	2,440		2,440
Operating lease liabilities	16,368		10,075
Total current liabilities	516,635		688,082
Non-current liabilities
Deferred tax liabilities	10,971		12,054
Operating lease liabilities	129,299		176,032
Total non-current liabilities	140,270		188,086
Total liabilities	656,905		876,168
Shareholders' equity
Common shares	44,766		44,766
Additional paid-in capital	472,775		470,553
Accumulated deficit	(318,679)		(407,361)
Total shareholders' equity attributable to Huize Holding Limited shareholders	198,862		107,958
Non-controlling interests	5,262		1,146
Total shareholders' equity	204,124		109,104
Total liabilities and shareholders' equity	861,029		985,272
Operating revenue
Brokerage income	1,124,872		1,107,090	2,231,388
Other income	48,450		49,223	11,494
Total operating revenue	1,173,322		1,156,313	2,242,882
Operating costs and expenses
Cost of revenue	(711,917)		(705,067)	(1,687,770)
Other cost	(18,919)		(28,282)	(2,670)
Total operating costs	(730,836)		(733,349)	(1,690,440)
Selling expenses	(201,608)		(230,414)	(346,305)
General and administrative expenses	(101,135)		(136,519)	(172,822)
Research and development expenses	(71,842)		(80,911)	(120,478)
Total operating costs and expenses	(1,105,421)		(1,181,193)	(2,330,045)
Operating income/(loss)	67,901		(24,880)	(87,163)
Other income/(expenses)
Interest income/(expenses)	841		(5,592)	(4,092)
Investment income/(loss)	(1,477)		568	(1,369)
Others, net	18,400		17,941	12,627
Profit before income tax, and share of (loss)/income of equity method investee	85,665		(11,963)	(79,997)
Net profit/(loss)	86,082		(14,163)	(77,337)
Net profit/(loss) attributable to non-controlling interests	366		(2,553)	(51)
Net profit/(loss) attributable to Huize Holding Limited	85,716		(11,610)	(77,286)
Net profit/(loss)	86,082		(14,163)	(77,337)
Foreign currency translation adjustment, net of tax	0		0	0
Comprehensive income/(loss)	86,082		(14,163)	(77,337)
Comprehensive income/(loss) attributable to non-controlling interests	366		(2,553)	(51)
Comprehensive income/(loss) attributable to Huize Holding Limited	85,716		(11,610)	(77,286)
Statement of Cash Flows [Abstract]
Net cash provided by/(used in) operating activities	149,531		(69,094)	(152,844)
Cash flows from investing activities:
Purchase of long-term investment	0		(10,000)	(22,601)
Purchase of short-term investment	(9,968)		0	0
Purchase of property, equipment and intangible assets	(30,090)		(16,773)	(37,359)
Proceeds from disposal of property, equipment and intangible assets	955		1,044	961
Acquisition of subsidiary, net of cash paid	0		(25,964)	(11,805)
Payments of inter-company balances	0		0	(5,050)
Proceeds from disposal of investments	0		700	890
Cash received for disposal of subsidiary	1,645		3,640	0
Advances to a third party	(23,000)		(26,000)	0
Repayment from a third party	0		16,000	0
Interests received	1,075		876	0
Others	361		237	241
Net cash provided by/(used in) investing activities	(59,022)		(56,240)	(74,723)
Cash flows from financing activities:
Proceeds from borrowings	37,000		270,200	184,000
Repayments of borrowings	(161,473)		(367,524)	(40,503)
Proceeds from inter-company balances	604		6,041	128,000
Proceeds from exercise of share option	0		0	247
Net cash provided by/(used in) financing activities	(120,119)		(88,433)	272,644
Effect of exchange rate changes on cash and cash equivalents	0		0	0
Net increase/(decrease) in cash and cash equivalents and restricted cash	(29,610)		(213,767)	45,077
Total cash and cash equivalents and restricted cash at beginning of year	261,239		475,006	429,929
Total cash and cash equivalents and restricted cash at end of year	231,629		261,239	475,006
Huiye Tianze and Its Subsidiaries [Member] | Related Party [Member]
Current assets
Amount due from related parties	277		340
Current liabilities
Amount due to related parties	2,451		495
Huiye Tianze and Its Subsidiaries [Member] | Subsidiaries [Member]
Cash flows from financing activities:
Cash received by subsidiaries from minority shareholders	¥ 3,750		¥ 2,850	¥ 900